Related parties (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related party transactions [abstract]
Salaries, wages and benefits	€ 704	€ 486
Share-based payments	1,001	1,131
Supervisory Board’s fees	78	95
Total compensation to related parties	€ 1,783	€ 1,712